Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Oil and gas	$ 3,387,665	$ 1,138,872	$ 5,894,191	$ 3,790,306	$ 4,879,718	$ 5,676,271
Commodity derivative gain	155,570	290,840	280,500	701,970	691,660	226,476
Other income	291,093	132,186	480,568	255,323	360,236	334,878
Total revenue	3,834,328	1,561,898	6,655,259	4,747,599	5,931,614	6,237,625
Expenses:
Lease operating expenses	625,100	255,221	1,313,817	767,147	1,053,387	1,134,936
Transportation costs	469,650	103,724	741,855	226,298	444,033	393,409
Production and property taxes	213,597	101,666	410,417	312,648	430,433	563,502
General and administrative	1,182,166	677,394	3,771,081	2,411,771	3,094,410	2,672,215
Depreciation, depletion and amortization	914,182	363,383	1,661,104	1,163,263	1,540,175	2,625,086
Accretion of asset retirement obligations	59,574	4,139	71,315	12,621	17,367	43,315
Impairment of oil and gas properties	3,825,042		12,204,761			16,076,515
Total expenses	7,289,311	1,505,527	20,174,350	4,893,748	6,579,805	23,508,978
Operating loss	(3,454,983)	56,371	(13,519,091)	(146,149)	(648,191)	(17,271,353)
Other income and (expense):
Interest income	629	10,196	668	29,329	38,710	37,959
Interest expense	(130,834)	(41,354)	(323,147)	(291,000)	(352,138)	(1,167,247)
Equity investment income	(36,479)		4,880		22,745
Gain on sale of oil and gas properties				9,876,510	10,103,932
Total other income and (expense)	(616,684)	(31,158)	(780,163)	9,614,839	9,813,249	(1,129,288)
Income (loss) before income taxes	(4,071,667)	25,213	(14,299,254)	9,468,690	9,165,058	(18,400,641)
Income taxes:
Provision for income taxes (benefit)				5,404,000	5,404,000	(4,784,000)
Net income (loss) before non-controlling interests	(4,071,667)	25,213	(14,299,254)	4,064,690	3,761,058	(13,616,641)
Net income attributable to non-controlling interests	844,136	(141,392)	947,193	(908,453)	(941,093)
Net income (loss) attributable to controlling interest	$ (3,227,531)	$ (116,179)	$ (13,352,061)	$ 3,156,237	$ 2,819,965	$ (13,616,641)